Statutory Prospectus Supplement dated January 25, 2021
The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for the Fund listed below:
Invesco V.I. American Franchise Fund
This supplement amends the Statutory Prospectus of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statutory Prospectus and retain it for future reference.
Effective on or about April 30, 2021, the Fund’s Statutory Prospectus will be revised to reflect the following:
The following information is added under the heading “Fund Summary – Principal Investment Strategies of the Fund”:
The Fund is non-diversified, which means it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can.
The following information is added under the heading “Fund Summary – Principal Risks of Investing in the Fund”:
Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund.
The following information is added under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s) and Strategies”:
The Fund is non-diversified, which means it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can.
The following information is added under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Risks”:
Non-Diversification Risk. The Fund is non-diversified, meaning it can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. Because a large percentage of the Fund’s assets may be invested in a limited number of issuers, a change in the value of one or a few issuers’ securities will affect the value of the Fund more than would occur in a diversified fund.
VK-VIAMFR-STATPRO-SUP
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Statutory Prospectus Supplement dated January 25, 2021
The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for the Fund listed below:
Invesco V.I. Technology Fund
This supplement amends the Statutory Prospectus of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statutory Prospectus and retain it for future reference.
Effective on or about April 30, 2021, the Fund’s Statutory Prospectus will be revised to reflect the following:
The following information is added under the heading “Fund Summary – Principal Investment Strategies of the Fund”:
The Fund is non-diversified, which means it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can.
The following information is added under the heading “Fund Summary – Principal Risks of Investing in the Fund”:
Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund.
The following information is added under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s) and Strategies”:
The Fund is non-diversified, which means it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can.
The following information is added under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Risks”:
Non-Diversification Risk. The Fund is non-diversified, meaning it can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. Because a large percentage of the Fund’s assets may be invested in a limited number of issuers, a change in the value of one or a few issuers’ securities will affect the value of the Fund more than would occur in a diversified fund.
I-VITEC-STATPRO-SUP
1

Statutory Prospectus Supplement dated January 25, 2021
The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for the Fund listed below:
Invesco Oppenheimer V.I. Capital Appreciation Fund
This supplement amends the Statutory Prospectus of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statutory Prospectus and retain it for future reference.
Effective on or about April 30, 2021, the Fund’s Statutory Prospectus will be revised to reflect the following:
The following information is added under the heading “Fund Summary – Principal Investment Strategies of the Fund”:
The Fund is non-diversified, which means it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can.
The following information is added under the heading “Fund Summary – Principal Risks of Investing in the Fund”:
Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund.
The following information is added under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s), Principal Investment Strategies and Risks”:
The Fund is non-diversified, which means it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can.
Non-Diversification Risk. The Fund is non-diversified, meaning it can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. Because a large percentage of the Fund’s assets may be invested in a limited number of issuers, a change in the value of one or a few issuers’ securities will affect the value of the Fund more than would occur in a diversified fund.
O-VICAPA-STATPRO-SUP
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Statement of Additional Information Supplement dated January 25, 2021
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information (“SAI”) of the Funds listed below:
Invesco V.I. American Franchise Fund
Invesco V.I. Technology Fund
This supplement amends the SAI of the above referenced funds (the “Funds”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the SAI and retain it for future reference.
Effective on or about April 30, 2021, the Fund’s Statement of Additional Information will be revised to reflect the following:
The following information replaces in its entirety the first paragraph appearing under the heading “DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS – Classification”:
The Trust is an open-end management investment company. Each of the Funds (except Invesco V.I. American Franchise Fund and Invesco V.I. Technology Fund) is classified as “diversified” for purposes of the 1940 Act. Invesco V.I. American Franchise Fund and Invesco V.I. Technology Fund are classified as "non-diversified" for purposes of the 1940 Act, which means each Fund can invest a greater percentage of its assets in a small number of issuers or any one issuer than a diversified fund can.
The following information replaces the first sentence of fundamental restriction number (1) under the heading “DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS – Fund Policies – Fundamental Restrictions”:
(1) The Fund (except for Invesco V.I. American Franchise Fund and Invesco V.I. Technology Fund) is a "diversified company" as defined in the 1940 Act.
The following information replaces the first paragraph of non-fundamental restriction number (1) under the heading “DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS – Fund Policies – Non-Fundamental Restrictions”:
(1) In complying with the fundamental restriction regarding issuer diversification, the Fund (except for Invesco V.I. American Franchise Fund and Invesco V.I. Technology Fund) will not, with respect to 75% of its total assets (and for Invesco V.I. Government Money Market Fund, with respect to 100% of its total assets), purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and securities issued by other investment companies), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, except, in the case of Invesco V.I. Government Money Market Fund, as permitted by Rule 2a-7 under the 1940 Act, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may purchase securities of other investment companies as permitted by the 1940 Act Laws, Interpretations and Exemptions.
AVIF-SOAI-SUP
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Statement of Additional Information Supplement dated January 25, 2021
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information (“SAI”) of the Fund listed below:
Invesco Oppenheimer V.I. Capital Appreciation Fund
This supplement amends the SAI of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the SAI and retain it for future reference.
Effective on or about April 30, 2021, the Fund’s Statement of Additional Information will be revised to reflect the following:
The following information replaces in its entirety the first paragraph appearing under the heading “DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS – Classification”:
The Trust is an open-end management investment company. Each of the Funds (except Invesco Oppenheimer V.I. Capital Appreciation Fund) is classified as “diversified” for purposes of the 1940 Act. Invesco Oppenheimer V.I. Capital Appreciation Fund is classified as "non-diversified" for purposes of the 1940 Act, which means the Fund can invest a greater percentage of its assets in a small number of issuers or any one issuer than a diversified fund can.
The following information replaces the first sentence of fundamental restriction number (1) under the heading “DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS – Fund Policies – Fundamental Restrictions”:
(1) The Fund (except for Invesco Oppenheimer V.I. Capital Appreciation Fund) is a "diversified company" as defined in the 1940 Act.
The following information replaces the first paragraph of non-fundamental restriction number (1) under the heading “DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS – Fund Policies – Non-Fundamental Restrictions”:
(1) In complying with the fundamental restriction regarding issuer diversification, the Fund (except for Invesco Oppenheimer V.I. Capital Appreciation Fund) will not, with respect to 75% of its total assets (and for Invesco Oppenheimer V.I. Government Money Fund, with respect to 100% of its total assets), purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and securities issued by other investment companies), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, except, in the case of Invesco Oppenheimer V.I. Government Money Fund, as permitted by Rule 2a-7 under the 1940 Act, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may purchase securities of other investment companies as permitted by the 1940 Act Laws, Interpretations and Exemptions.
O-AVIF-SOAI-SUP
1